Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Schedule of income tax expense
($ in millions) 2023 2022 2021
Current taxes

955 1,101 1,346
Deferred taxes

(25) (344) (289)
Income tax expense allocated

to continuing operations

930 757 1,057
Income tax benefit

allocated to discontinued

operations

(6) (5) (1)

Effective tax rate for the year
($ in millions, except % data) 2023 2022 2021
Income from continuing

operations before

income taxes
4,778 3,394 5,787
Weighted-average global

tax rate
22.3% 23.6% 23.7%
Income taxes at weighted-average

tax rate

1,065 800 1,371
Items taxed at rates other

than the weighted-average

tax rate

33 127 176
Unrecognized tax benefits (207) (83) 151
Changes in valuation

allowance, net

9 (195) (95)
Effects of changes in tax laws

and enacted tax rates

(3) (19) 1
Non-deductible / non-taxable

items
43 97 (542)
Other, net

(10) 30 (5)
Income tax expense

from continuing operations
930 757 1,057
Effective tax rate for

the year
19.5% 22.3% 18.3%

Components of deferred income tax assets and liabilities from continued operations
December 31, ($ in millions) 2023 2022
Deferred tax assets:
Unused tax losses and

credits

544 462
Provisions and other accrued

liabilities

839 756
Other current assets including

receivables
76 100
Pension

284 283
Inventories

347 304
Intangible assets 1,121 1,154
Other

69 66
Total gross deferred tax asset 3,280 3,125
Valuation allowance

(1,070) (1,000)
Total gross deferred tax asset, net

of valuation allowance
2,210 2,125
Deferred tax liabilities:
Property, plant and equipment

(243) (232)
Intangible assets (241) (237)
Other assets (142) (91)
Pension (317) (318)
Other liabilities

(154) (200)
Inventories

(66) (44)
Unremitted earnings of

subsidiaries
(335) (336)
Total gross deferred tax liability (1,498) (1,458)
Net deferred tax asset

(liability
) 712 667
Included in:
“Deferred taxes”—non-current

assets
1,381 1,396
“Deferred taxes”—non-current

liabilities
(669) (729)
Net deferred tax asset

(liability)
712 667

Unrecognized tax benefits
Penalties and
interest
related to
Unrecognized unrecognized
($ in millions) tax benefits tax benefits Total
Classification as unrecognized

tax items on January

1, 2021
1,298 192 1,490
Net change due to acquisitions

and divestments

16 (6) 10
Increase relating to prior

year tax positions

240 58 298
Decrease relating to prior

year tax positions

(42) (3) (45)
Increase relating to current

year tax positions

98 7 105
Decrease due to settlements

with tax authorities

(175) (20) (195)
Decrease as a result of

the applicable statute of

limitations

(72) (22) (94)
Exchange rate differences

(41) (7) (48)
Balance at December 31,

2021, which would,

if recognized, affect
the effective tax rate 1,322 199 1,521
Increase relating to prior

year tax positions

26 36 62
Decrease relating to prior

year tax positions

(98) (12) (110)
Increase relating to current

year tax positions

80 4 84
Decrease due to settlements

with tax authorities

(31) (14) (45)
Decrease as a result of

the applicable statute of

limitations

(71) (23) (94)
Exchange rate differences

(58) (10) (68)
Balance at December 31,

2022, which would,

if recognized, affect
the effective tax rate 1,170 180 1,350
Net change due to acquisitions

and divestments

(9) (1) (10)
Increase relating to prior

year tax positions

32 44 76
Decrease relating to prior

year tax positions

(233) (6) (239)
Increase relating to current

year tax positions

131 7 138
Decrease due to settlements

with tax authorities

(82) (13) (95)
Decrease as a result of

the applicable statute of

limitations

(80) (19) (99)
Exchange rate differences

14 3 17
Balance at December 31,

2023, which would,

if recognized, affect
the effective tax rate 943 195 1,138

Open tax years subject to examination	Region Year Europe 2015 United States 2020 Rest of Americas 2019 China 2014 Rest of Asia, Middle East and Africa 2018